Ioannis Tzouganatos Vice President	Citi Fund Services Prudential Center 800 Boylston St., 24th Fl Boston, MA 02199	Tel. 617-859-3458 Fax 617-203-1265 Ioannis.tzouganatos@citi.com

August 30, 2016

VIA EDGAR

Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Exchange Listed Funds Trust (the "Registrant") File Nos. 333-180871; 811-22700 Filing Pursuant to 497(j)

Ladies and Gentlemen:

This letter is being transmitted on behalf of the Registrant by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Registrant that the Prospectus and Statement of Additional Information (“SAI”) dated August 29, 2016 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A pursuant to the 1933 Act (Amendment No. 35 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”)). The Amendment was filed electronically with the Securities and Exchange Commission by EDGAR on August 26, 2016, accession number 0001398344-16-017459 under the 1940 Act.

If you have any questions regarding this certification, please feel free to call me at (617) 859-3458.

Sincerely,

/s/Ioannis Tzouganatos
Ioannis Tzouganatos

cc:	J. Garrett Stevens Chris Menconi Jeremy Esperon